Shareholders' Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity, Class of Treasury Stock [Line Items]
Ordinary shares authorized (in shares)	1,000,000,000	1,000,000,000
Subscriber ordinary shares authorized (in shares)	2
Distributable reserves	$ 12,100.0
Treasury Stock
Consideration paid for treasury stock purchased (in USD)			$ 243.8
Income Access Share Arrangements
Cash dividends paid to Income Access Share Trustee (in USD)	$ 127.7	$ 112.8	91.1
Irish Witholding Tax, Rate	20.00%
Share Buy-back Program
Treasury Stock
Consideration paid for treasury stock purchased (in USD)	$ 0.0	$ 0.0	193.8
Share Buy-back Program
Cost of share repurchases (in USD)			$ 193.8
Ordinary Shares
Equity, Class of Treasury Stock [Line Items]
Treasury stock acquired (in shares)			4,200,000
Ordinary Shares | Shares held by EBT
Treasury Stock
Treasury stock held (in shares)	600,000	700,000	2,400,000
Ordinary Shares | Shares held under share buy-back program
Treasury Stock
Treasury stock held (in shares)	8,500,000	9,000,000	9,800,000
ADS
Equity, Class of Treasury Stock [Line Items]
Treasury stock acquired (in shares)			800,000
ADS | Shares held by EBT
Treasury Stock
Treasury stock held (in shares)	200,000	300,000	400,000